Balance Sheet Components	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Balance Sheet Components

NOTE 4—BALANCE SHEET COMPONENTS

The following table presents material balance sheet component balances (in thousands):

	June 30, 2017	December 31, 2016
Prepaid expenses and other current assets
Prepaid expenses	$11,680	$7,983
Deposits	2,474	1,046
Other	619	1,129

Total prepaid expenses and other current assets	$14,773	$10,158

Subscriber acquisition costs
Subscriber acquisition costs	$1,588,310	$1,373,080
Accumulated amortization	(418,023)	(320,646)

Subscriber acquisition costs, net	$1,170,287	$1,052,434

Accrued payroll and commissions
Accrued commissions	$35,127	$22,187
Accrued payroll	19,074	24,101

Total accrued payroll and commissions	$54,201	$46,288

Accrued expenses and other current liabilities
Accrued interest payable	$17,259	$16,944
Accrued taxes	10,305	3,376
Current portion of derivative liability	6,785	—
Spectrum license obligation	3,712	—
Accrued payroll taxes and withholdings	3,547	4,793
Loss contingencies	2,231	2,571
Blackstone monitoring fee, a related party	1,125	1,389
Other	3,475	5,192

Total accrued expenses and other current liabilities	$48,439	$34,265

Deferred revenue
Subscriber deferred revenues	$37,277	$34,682
Deferred product revenues	18,819	—
Deferred activation fees	10,609	11,040

Total deferred revenue	$66,705	$45,722

Deferred revenue, net of current portion
Deferred product revenues	$98,800	$975
Deferred activation fees	55,444	57,759

Total deferred revenue, net of current portion	$154,244	$58,734

NOTE 6—BALANCE SHEET COMPONENTS

The following table presents material balance sheet component balances as of December 31, 2016 and December 31, 2015 (in thousands):

	December 31,
	2016	2015
Subscriber acquisition costs
Subscriber acquisition costs	$1,373,080	$958,261
Accumulated amortization	(320,646)	(167,617)

Subscriber acquisition costs, net	$1,052,434	$790,644

Accrued payroll and commissions
Accrued payroll	$24,101	$18,071
Accrued commissions	22,187	20,176

Total accrued payroll and commissions	$46,288	$38,247

Accrued expenses and other current liabilities
Accrued interest payable	$16,944	$17,153
Accrued payroll taxes and withholdings	4,793	3,938
Accrued taxes	3,376	2,683
Wireless restructuring costs	91	4,275
Loss contingencies	2,571	2,504
Other	6,490	5,020

Total accrued expenses and other current liabilities	$34,265	$35,573